UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2013

Date of reporting period:  November 30, 2012

Item 1. Reports to Stockholders.

Semi-Annual Report

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

November 30, 2012

Investment Adviser

M.D. Sass Investors Services, Inc.
1185 Avenue of the Americas
18th Floor
New York, New York 10036

Phone: 1-855-MDS-FUND (1-855-637-3863)

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	6

SCHEDULE OF INVESTMENTS	9

STATEMENT OF ASSETS AND LIABILITIES	19

STATEMENT OF OPERATIONS	20

STATEMENT OF CHANGES IN NET ASSETS	21

FINANCIAL HIGHLIGHTS	22

NOTES TO FINANCIAL STATEMENTS	24

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT	29

NOTICE OF PRIVACY POLICY & PRACTICES	31

ADDITIONAL INFORMATION	32

Dear Shareholder:

Performance:  As shown in the following chart, the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund (the “Fund”) has performed very favorably in the current exceptionally low yield environment.  For the 6-month period ended November 30, 2012, MDSIX returned +0.37% and MDSHX +0.27%.  By way of comparison, the BofA/Merrill Lynch 1-3 Year U.S. Treasury Index returned +0.23% for the June 1, 2012-November 30, 2012 period.  In addition, the Fund has meaningfully outperformed the BofA/Merrill Index year-to-date and since inception.  In our view, this is a testament to the rigorous analysis done by the M.D. Sass Fixed Income Group in selecting, what in our opinion are, highly liquid, undervalued securities while controlling risk.

		Calendar		MDSIX
	Six Months	YTD	One Year	Since	MDSHX
	(6/1/12	(1/1/12	(12/1/11	Inception	Since
	through	through	through	(6/30/11)	Inception
	11/30/12)	11/30/12)	11/30/12)	(Annualized)	(12/30/11)

M.D. Sass 1-3 Year Duration
U.S. Agency Bond Fund –
Inst (MDSIX)	0.37%	1.22%	1.46%	2.30%	N/A

M.D. Sass 1-3 Year Duration
U.S. Agency Bond Fund –
Retail (MDSHX)	0.27%	1.12%	N/A	N/A	1.12%

BofA/Merrill Lynch 1-3 Year
U.S. Treasury Index	0.23%	0.40%	0.45%	0.76%	0.40%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-637-3863.  MDSIX Gross Expense Ratio: 0.63%, MDSHX Gross Expense Ratio: 0.88%.

Market Review:  Capital markets rallied strongly during most of the 6-month period ended November 30, 2012, and benefited from market anticipation and actual delivery of central bank policies to stimulate growth in the U.S., and elimination of currency tail risk in Europe.  In the U.S., the Federal Open Market Committee (the “Fed” or “FOMC”) announced further balance sheet expansion on September 13th by purchasing $40 billion of additional U.S. Agency Mortgage Backed Securities (“MBS”) per month indefinitely, along with the continuation of the Treasury “maturity extension program” until year end.  The Fed has also extended its guidance that interest rates are expected to stay exceptionally low until at least mid-2015.

In Europe, while macro data have remained weak as indicated by the Eurozone Purchasing Managers Index, fears of a Euro currency break-up have declined given central bank policy.  Specifically, the European Central Bank’s Outright Monetary Transactions program of sovereign debt purchases to restore the monetary transmission mechanism alleviated market concerns of further sovereign debt contagion.  In combination with the FOMC, the latest round of central bank policies firmly anchored short-term interest rates closer to zero.

Notwithstanding the better U.S. economic data and accommodating monetary policies, risk assets underperformed in November as investors adjusted for potential economic implications associated with both the U.S. elections and the looming “fiscal cliff.”  If an agreement cannot be reached by year-end on a series of fiscal measures aimed at reducing the budget deficit, U.S. Gross Domestic Product may be negatively impacted by 3-5%.

Market Outlook:  All factors considered, we remain optimistic on the relative performance of MBS in the near term:

1.
Supply/Demand Considerations:  Gross issuance of fixed-rate MBS has run at approximately $100-120bn per month, while net issuance year-to-date was a decrease of -$60.5bn taking into account the open-end monthly MBS purchases and the reinvestment of mortgage pay-downs and maturing U.S. Agency debentures into MBS.  The Fed has set out to take down a significant portion of supply going forward. From a technical standpoint, the sponsorship of agency MBS via the Fed should constitute a powerful support mechanism.

2.
The Bernanke Gift:  The October FOMC meeting minutes indicated that “additional asset purchases would likely be appropriate next year after the conclusion of the “maturity extension program” in order to achieve a substantial improvement in the labor market.”  In addition, extensive discussion among Fed members in favor of the “use of economic variables… in conjunction with a calendar date, in the Committee’s forward guidance” continue to anchor short term interest rates to near zero and encourage investors to favor income oriented products such as MBS.

3.
Policy tailwinds:  The increase of the guarantee fee by Fannie Mae and Freddie Mac by 10 basis points this year, and future increases, provide incentives for more private sector origination and reduced issuance by the government- sponsored enterprises.  The reduced supply of MBS may bode well for the performance of the sector, especially in the context of a declining global supply of high quality bonds since the European sovereign debt crisis.

4.	Global Macro-economic Uncertainties: MBS continue to act as a high quality investment in the face of the following economic headwinds:

•	Weak organic economic growth in both the developed markets (U.S. and Europe) and emerging market countries (China and other Asian countries).

•	U.S. fiscal tightening and the threat of nearing a year-end “fiscal cliff.”

•	Execution risk of agreed upon policy measures in Europe.

Important Disclosures

This fund is distributed by Quasar Distributors, LLC.

Past performance is not a guarantee of future results.

This Semi-Annual Report must be preceded or accompanied by a prospectus.

Opinions expressed as those of the Fund, are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  However, this Fund only intends to invest in 1 to 3 year duration securities.  Investments in U.S. Agency Mortgage Backed Securities include additional risks that investors should be aware of such as prepayment risk, extension risk, and possible illiquidity.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

For a complete list of fund holdings please refer to the Schedule of Investments included in this report.

It is not possible to invest directly in an unmanaged index.

BofA/Merrill Lynch 1-3 U.S. Year Treasury Index:  The BofA Merrill Lynch 1-3 U.S. Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years.  It is not possible to invest directly in an unmanaged index.

Basis Point:  A basis point is one hundredth of one percent, or 0.01%.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees, distribution (12b-1) fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period (June 1, 2012 – November 30, 2012).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses.  In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example.  The example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
		Ending	During Period(1)
	Beginning	Account Value	June 1, 2012 –
	Account Value	November 30,	November 30,
	June 1, 2012	2012	2012(1)
Institutional Class
Actual	$1,000.00	$1,003.70	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.26	$2.84
Retail Class
Actual	$1,000.00	$1,002.70	$4.07
Hypothetical (5% return before expenses)	$1,000.00	$1,021.01	$4.10

(1)
Expenses for the Institutional Class are equal to the annualized expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 183/365.  Expenses for the Retail Class are equal to the annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 183/365.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Investment Highlights
(Unaudited)

The Fund’s investment objective seeks to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets.  To achieve its investment objective, the Fund invests at least 95% of its assets in U.S. Government and agency mortgage-backed securities (“MBS”) and other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including Ginnie Mae, Fannie Mae and Freddie Mac, and collateralized mortgage obligations (“CMOs”), backed by U.S. Government and MBS.  Some of the Fund’s investments may be backed by the full faith and credit of the U.S. Government, while others may be supported only by the discretionary authority of the U.S. Government or only by the credit of the issuing agency or instrumentality.  The Fund’s allocation of portfolio holdings as of November 30, 2012 is shown below.

Allocation of Portfolio Holdings
(as a percentage of total investments)

Continued

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund – Institutional Class
Investment Highlights (Continued)
(Unaudited)

Total Returns - As of November 30, 2012

			Annualized
			Since
	Six	One	Inception
	Months	Year	6/30/11
M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund – Institutional Class	0.37%	1.46%	2.30%
BofA Merril Lynch 1-3 Year U.S. Treasury	0.23%	0.45%	0.76%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-MDS-FUND (1-855-637-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date.  The graph does not reflect any future performance.

The BofA Merrill Lynch 1-3 U.S. Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years.

One cannot invest directly in an index.

Growth of $100,000 Investment

*  Inception Date

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund – Retail Class
Investment Highlights (Continued)
(Unaudited)

Total Returns - As of November 30, 2012

		Since
	Six	Inception
	Months	12/30/11
M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund – Retail Class	0.27%	1.12%
BofA Merril Lynch 1-3 Year U.S. Treasury	0.23%	0.40%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-MDS-FUND (1-855-637-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date.  The graph does not reflect any future performance.

The BofA Merrill Lynch 1-3 U.S. Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years.

One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments

November 30, 2012 (Unaudited)

	Principal
	Amount	Value

Mortgage Backed Securities – 97.56%
Fannie Mae – Aces – 1.40%
2012-M9, 4.080%, 12/25/2017 (a)	$13,899,634	$2,371,068
Fannie Mae Pool – 28.29%
724912, 5.000%, 06/01/2013	11,327	11,501
323936, 7.000%, 09/01/2014	58,702	61,028
735794, 7.000%, 06/01/2017	39,111	40,660
545825, 6.000%, 07/01/2017	31,447	33,843
670372, 6.000%, 09/01/2017	51,257	55,187
254443, 6.000%, 09/01/2017	82,205	88,507
257428, 5.000%, 10/01/2018	24,861	26,997
755513, 4.000%, 11/01/2018	92,809	99,525
555872, 5.000%, 11/01/2018	58,136	63,261
889972, 7.000%, 11/01/2018	8,112	8,244
745498, 7.000%, 11/01/2018	22,871	24,916
725098, 5.500%, 12/01/2018	338,180	367,036
761270, 4.500%, 02/01/2019	78,252	85,993
255208, 4.000%, 04/01/2019	817,827	878,027
255176, 4.500%, 04/01/2019	117,498	126,735
761402, 4.500%, 05/01/2019	95,404	104,842
782072, 5.000%, 05/01/2019	248,556	270,464
725527, 5.500%, 05/01/2019	97,668	105,391
255273, 4.500%, 06/01/2019	71,495	77,115
252573, 6.000%, 06/01/2019	44,762	49,095
725792, 4.500%, 08/01/2019	171,322	184,789
761492, 5.000%, 09/01/2019	102,275	111,833
725993, 6.000%, 09/01/2019	213,679	230,605
357695, 4.500%, 01/01/2020	333,971	360,225
255547, 4.500%, 01/01/2020	441,010	475,677
805304, 5.000%, 01/01/2020	104,648	114,428
735371, 5.000%, 04/01/2020	212,212	230,917
255735, 5.000%, 06/01/2020	1,431,988	1,558,205
821585, 5.000%, 06/01/2020	355,332	386,651
995182, 5.500%, 06/01/2020	117,447	127,469
745440, 4.500%, 07/01/2020	85,706	92,443
829054, 4.500%, 08/01/2020	140,652	151,555
995158, 4.500%, 12/01/2020	376,364	405,539
995287, 6.500%, 02/01/2021	682,453	714,740
890175, 5.000%, 10/01/2021	342,098	372,251
995321, 4.500%, 12/01/2021	949,556	1,023,162
995528, 5.000%, 12/01/2021	1,317,383	1,433,499
888136, 6.000%, 12/01/2021	511,424	562,460
889143, 4.500%, 05/01/2022	167,680	180,861
944358, 5.500%, 06/01/2022	33,177	35,946
256846, 5.500%, 08/01/2022	290,253	314,475
254440, 6.000%, 08/01/2022	45,131	49,499
254662, 5.000%, 02/01/2023	29,134	32,064
254733, 5.000%, 04/01/2023	98,146	108,018

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2012 (Unaudited)

	Principal
	Amount	Value

Mortgage Backed Securities – 97.56% (Continued)
Fannie Mae Pool (Continued)
890156, 5.000%, 05/01/2023	$106,710	$116,115
254762, 5.000%, 05/01/2023	471,744	519,192
254797, 5.000%, 06/01/2023	180,510	198,666
254764, 5.500%, 06/01/2023	525,094	575,587
254799, 5.000%, 07/01/2023	736,700	810,798
254800, 5.500%, 07/01/2023	959,026	1,051,247
254832, 5.500%, 08/01/2023	246,543	270,250
254954, 4.500%, 10/01/2023	485,602	532,222
254911, 5.000%, 10/01/2023	230,648	253,847
254963, 5.500%, 10/01/2023	73,638	81,057
995428, 5.500%, 11/01/2023	434,298	471,356
995874, 5.500%, 11/01/2023	37,710	40,927
255160, 5.500%, 03/01/2024	112,910	123,908
255232, 4.500%, 05/01/2024	140,396	153,963
255226, 5.000%, 05/01/2024	265,087	291,750
255456, 5.500%, 10/01/2024	77,153	84,669
255582, 5.000%, 01/01/2025	1,424,288	1,563,983
255628, 5.500%, 02/01/2025	203,608	223,187
AD3081, 4.000%, 04/01/2025	621,010	664,588
AD3070, 4.500%, 04/01/2025	524,779	566,360
AE0031, 5.000%, 06/01/2025	1,272,834	1,380,051
890216, 4.500%, 07/01/2025	340,793	367,796
735734, 5.500%, 07/01/2025	197,428	216,659
255810, 5.000%, 08/01/2025	463,380	508,829
AL1373, 5.000%, 09/01/2025	2,331,019	2,536,476
255984, 4.500%, 11/01/2025	69,159	75,540
888227, 5.000%, 11/01/2025	919,533	1,009,721
256125, 5.000%, 01/01/2026	54,152	59,463
256247, 6.000%, 05/01/2026	64,372	70,763
256272, 5.500%, 06/01/2026	2,332	2,548
48081, 4.670%, 12/01/2026 (a)	38,075	38,704
256640, 5.500%, 03/01/2027	624,708	680,485
888281, 6.000%, 04/01/2027	59,835	65,738
47935, 4.808%, 05/01/2027 (a)	7,124	7,672
256751, 5.500%, 06/01/2027	519,900	566,319
256752, 6.000%, 06/01/2027	120,163	132,018
252284, 6.500%, 01/01/2029	257,574	298,692
323591, 6.500%, 03/01/2029	87,232	102,830
MA0140, 4.500%, 08/01/2029	1,193,375	1,290,044
MA0214, 5.000%, 10/01/2029	862,639	935,925
678050, 5.500%, 12/01/2032	1,564,758	1,720,850
254693, 5.500%, 04/01/2033	926,568	1,018,997
555326, 5.500%, 04/01/2033	682,830	749,167
555424, 5.500%, 05/01/2033	725,782	798,182
254767, 5.500%, 06/01/2033	536,033	589,505
555531, 5.500%, 06/01/2033	566,035	622,499

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2012 (Unaudited)

	Principal
	Amount	Value

Mortgage Backed Securities – 97.56% (Continued)
Fannie Mae Pool (Continued)
555592, 5.500%, 07/01/2033	$236,544	$260,140
893368, 5.000%, 12/01/2033	532,621	580,783
725205, 5.000%, 03/01/2034	1,317,403	1,433,573
745096, 5.500%, 11/01/2034	374,795	412,183
735036, 5.500%, 12/01/2034	243,008	266,034
995801, 5.500%, 12/01/2034	66,960	73,639
735989, 5.500%, 02/01/2035	298,111	327,849
888073, 5.500%, 02/01/2035	163,620	179,942
735670, 5.500%, 03/01/2035	120,699	132,739
735715, 5.500%, 05/01/2035	664,289	730,555
745751, 5.500%, 09/01/2035	157,712	173,444
AD0464, 4.500%, 10/01/2035	573,689	620,339
889301, 5.500%, 11/01/2035	225,970	247,100
995802, 5.500%, 12/01/2035	465,187	511,591
845418, 6.000%, 02/01/2036	599,832	678,413
AL0609, 5.000%, 03/01/2036	1,746,233	1,901,917
AE0099, 5.500%, 10/01/2036	737,564	812,028
889929, 5.500%, 08/01/2037	1,210,806	1,331,590
MA0626, 4.000%, 01/01/2041	1,058,853	1,105,367
		48,054,049
Fannie Mae REMICS – 14.40%
2001-51, 6.000%, 10/25/2016	522,319	555,278
2002-11, 5.500%, 03/25/2017	56,054	59,123
2002-7, 5.500%, 03/25/2017	414,194	440,477
2002-7, 6.000%, 03/25/2017	109,823	116,531
2002-19, 6.000%, 04/25/2017	17,914	19,014
2002-57, 5.500%, 09/25/2017	253,491	270,003
2002-59B, 5.500%, 09/25/2017	982,118	1,049,041
2002-55-QE, 5.500%, 09/25/2017	353,523	376,959
2002-58, 5.500%, 09/25/2017	122,229	129,307
2002-55-GC, 5.500%, 09/25/2017	64,796	69,130
2002-61, 5.500%, 10/25/2017	91,261	97,703
2002-74, 5.000%, 11/25/2017	210,145	224,295
2002-72, 5.500%, 11/25/2017	141,525	151,655
2003-27, 3.500%, 03/25/2018	140,953	145,055
2004-36, 4.000%, 03/25/2018	56,262	56,641
2003-21, 5.000%, 03/25/2018	176,986	189,472
2003-81, 4.500%, 04/25/2018	459,098	470,580
2003-57, 3.500%, 06/25/2018	177,121	186,361
2003-57, 5.000%, 06/25/2018	26,275	28,214
2003-74, 3.750%, 08/25/2018	85,534	89,831
2003-81, 4.500%, 09/25/2018	71,883	76,835
2003-91, 4.500%, 09/25/2018	365,688	390,784
2003-108, 4.000%, 11/25/2018	546,814	576,789
2003-128, 4.000%, 01/25/2019	543,792	574,400
2009-37, 4.000%, 04/25/2019	35,214	37,241

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2012 (Unaudited)

	Principal
	Amount	Value

Mortgage Backed Securities – 97.56% (Continued)
Fannie Mae REMICS (Continued)
1999-15, 6.000%, 04/25/2019	$223,176	$243,089
2005-38, 5.000%, 06/25/2019	261,150	264,916
2005-8, 5.000%, 07/25/2019	111,787	114,545
2008-55, 5.000%, 07/25/2019	102,338	103,873
2009-70, 5.000%, 08/25/2019	83,251	89,338
2005-93, 4.500%, 11/25/2019	165,368	169,267
2011-9, 5.000%, 04/25/2020	499,860	554,344
1990-73, 0.000%, 07/25/2020 (b)	65,926	60,888
2011-68, 4.500%, 12/25/2020	865,990	924,207
2010-135, 3.000%, 01/25/2021	1,037,013	1,081,482
2011-68, 5.000%, 06/25/2021	600,468	651,563
2004-61, 5.500%, 08/25/2021	16,421	16,478
2003-64, 4.500%, 07/25/2022	264,713	267,534
2003-122, 5.500%, 08/25/2022	67,859	68,270
2003-17, 4.250%, 09/25/2022	34,154	34,785
2008-81, 5.000%, 10/25/2022	447,957	464,879
2008-24, 5.000%, 04/25/2023	800,000	889,018
2008-36, 4.500%, 05/25/2023	417,377	450,432
2003-80, 4.000%, 06/25/2023	12,270	12,938
2003-46, 4.000%, 06/25/2023	34,696	35,680
2003-55, 5.000%, 06/25/2023	715,049	789,764
2003-49, 5.500%, 06/25/2023	102,000	111,417
2004-44, 4.500%, 06/25/2024	1,567,354	1,706,469
2001-28, 6.000%, 07/25/2031	816,683	923,411
2001-46, 0.608%, 09/18/2031 (a)	475,447	478,890
2001-64, 6.000%, 11/25/2031	550,551	624,885
2008-80, 5.000%, 05/25/2032	713,756	732,764
2010-39, 5.000%, 10/25/2032	93,803	97,603
2005-27, 5.500%, 05/25/2034	70,767	77,022
2005-23, 5.000%, 04/25/2035	89,844	97,775
2005-62, 5.000%, 06/25/2035	41,363	47,415
2005-62, 4.750%, 07/25/2035	153,294	164,149
2005-68, 5.750%, 07/25/2035	17,182	18,687
2005-73, 0.460%, 08/25/2035 (a)	1,529,895	1,534,387
2007-1, 0.458%, 02/25/2037 (a)	654,576	657,847
2007-33, 5.500%, 04/25/2037	24,993	27,849
2008-5, 5.000%, 08/25/2037	952,654	1,016,657
2009-15, 4.500%, 10/25/2037	29,699	30,707
2010-90, 4.000%, 04/25/2040	1,065,451	1,119,212
2011-64, 4.000%, 07/25/2041	1,236,256	1,315,006
		24,450,161
FHLMC Multifamily Structured Pass Through Certificates – 0.59%
K-711, 1.712%, 07/25/2019 (a)	10,567,138	1,000,380
FHLMC-GNMA – 0.23%
G023, 0.700%, 11/25/2023 (a)	394,942	397,674

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2012 (Unaudited)

	Principal
	Amount	Value

Mortgage Backed Securities – 97.56% (Continued)
Freddie Mac Gold Pool – 26.26%
G9-0009, 6.500%, 06/25/2014	$43,348	$43,398
G1-1182, 6.500%, 10/01/2014	56,788	59,236
E0-1098, 6.000%, 02/01/2017	70,942	76,691
E0-1138, 6.500%, 03/01/2017	57,668	62,322
E0-1140, 6.000%, 05/01/2017	84,267	91,282
G1-1350, 6.000%, 10/01/2017	180,178	192,644
E0-1251, 5.500%, 11/01/2017	1,080,788	1,161,912
G1-2166, 6.500%, 01/01/2018	52,734	55,742
G1-1431, 6.000%, 02/01/2018	191,446	204,692
E0-1323, 4.500%, 03/01/2018	187,957	197,507
G1-1509, 6.000%, 03/01/2018	145,564	155,635
G1-1516, 6.000%, 03/01/2018	102,582	110,664
E0-1343, 5.000%, 04/01/2018	196,449	210,726
E0-1386, 5.000%, 06/01/2018	51,510	55,245
G1-3533, 5.000%, 07/01/2018	404,632	436,542
E0-1425, 4.500%, 08/01/2018	204,912	215,741
E0-1488, 5.000%, 10/01/2018	233,508	250,345
E0-1490, 5.000%, 11/01/2018	411,117	440,759
E0-1497, 5.500%, 11/01/2018	59,915	64,494
G1-2471, 4.500%, 12/01/2018	448,063	478,357
G1-1731, 5.500%, 12/01/2018	105,691	114,978
G1-1551, 5.500%, 02/01/2019	135,433	145,618
G1-1574, 6.000%, 02/01/2019	161,025	174,255
B1-3150, 4.000%, 03/01/2019	861,832	917,407
G1-3052, 5.000%, 03/01/2019	297,689	321,165
B1-5137, 4.000%, 06/01/2019	146,821	156,197
G1-2081, 4.500%, 06/01/2019	61,175	65,311
B1-5759, 4.500%, 07/01/2019	557,703	595,409
G1-8005, 5.000%, 08/01/2019	789,823	852,109
G1-8016, 5.000%, 10/01/2019	590,177	636,719
G1-3330, 6.000%, 10/01/2019	48,201	51,536
G1-8020, 4.500%, 11/01/2019	429,761	458,817
B1-4498, 4.000%, 12/01/2019	87,915	93,530
G1-3411, 5.000%, 12/01/2019	709,253	765,186
J0-6163, 4.000%, 01/01/2020	35,647	37,879
G1-1650, 5.000%, 02/01/2020	97,939	105,663
G1-1722, 5.000%, 07/01/2020	99,671	107,640
G1-1754, 6.000%, 07/01/2020	7,971	8,239
G1-3272, 4.500%, 08/01/2020	435,052	464,466
G1-1720, 4.500%, 08/01/2020	684,490	730,769
G1-1838, 6.000%, 08/01/2020	161,716	170,546
G1-1772, 4.500%, 09/01/2020	1,783,440	1,906,804
G1-3312, 4.500%, 09/01/2020	235,104	250,999
G1-1807, 5.500%, 10/01/2020	141,209	153,240
G1-1812, 5.000%, 12/01/2020	809,591	874,321
G1-2911, 4.000%, 02/01/2021	117,019	124,492

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2012 (Unaudited)

	Principal
	Amount	Value

Mortgage Backed Securities – 97.56% (Continued)
Freddie Mac Gold Pool (Continued)
G1-1938, 4.500%, 03/01/2021	$95,237	$101,825
G1-2189, 5.500%, 03/01/2021	443,701	481,507
G1-1941, 5.500%, 04/01/2021	33,766	36,643
G1-1994, 5.500%, 05/01/2021	700,065	755,338
G1-2239, 5.500%, 07/01/2021	31,612	34,108
G1-2322, 5.500%, 07/01/2021	46,672	50,357
C9-0457, 6.500%, 07/01/2021	17,369	19,458
G1-2277, 6.000%, 08/01/2021	97,938	107,756
G1-3621, 6.500%, 08/01/2021	583,201	628,334
G1-2381, 5.000%, 09/01/2021	549,214	593,126
C9-0481, 6.000%, 09/01/2021	48,313	52,553
G1-2717, 5.500%, 11/01/2021	42,816	46,464
G1-2491, 5.000%, 01/01/2022	1,029,513	1,111,184
G1-3024, 5.500%, 10/01/2022	297,629	321,129
G1-2977, 5.500%, 10/01/2022	188,710	203,610
C9-0588, 5.500%, 11/01/2022	60,908	65,693
G3-0234, 6.500%, 11/01/2022	10,133	11,351
G1-2935, 5.000%, 01/01/2023	131,805	141,952
G1-3182, 5.500%, 04/01/2023	260,369	280,927
C9-0675, 5.000%, 05/01/2023	293,572	315,118
D9-6027, 5.500%, 05/01/2023	32,080	35,317
C9-0676, 5.500%, 05/01/2023	180,387	196,135
G1-3175, 5.500%, 05/01/2023	708,724	764,681
C9-0689, 4.500%, 07/01/2023	32,572	35,517
C9-0690, 5.000%, 07/01/2023	565,525	607,031
C9-0698, 4.500%, 08/01/2023	318,313	347,096
C9-0705, 4.500%, 09/01/2023	295,856	322,609
C9-0706, 5.000%, 09/01/2023	36,887	39,594
G1-3345, 6.500%, 10/01/2023	49,282	52,807
G1-3390, 6.000%, 01/01/2024	341,122	381,528
G1-4160, 6.000%, 01/01/2024	438,217	468,536
G1-3692, 5.500%, 02/01/2024	171,713	185,271
G1-3610, 5.500%, 02/01/2024	262,332	283,045
C9-0830, 4.500%, 05/01/2024	715,733	780,900
C9-0844, 4.500%, 08/01/2024	465,931	508,063
J1-1057, 4.500%, 10/01/2024	796,066	851,953
G1-8330, 4.500%, 11/01/2024	586,097	624,625
J1-2076, 4.500%, 04/01/2025	329,514	355,293
G1-3790, 4.500%, 04/01/2025	924,417	985,183
E0-2707, 4.500%, 05/01/2025	362,598	386,434
C9-0902, 5.500%, 06/01/2025	271,053	295,944
G1-4273, 5.000%, 07/01/2025	928,419	999,893
C9-0912, 5.000%, 08/01/2025	746,860	814,628
C9-0918, 5.000%, 09/01/2025	505,784	551,677
C9-0946, 5.500%, 01/01/2026	26,819	29,181
G3-0284, 5.000%, 02/01/2026	614,599	670,366

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2012 (Unaudited)

	Principal
	Amount	Value

Mortgage Backed Securities – 97.56% (Continued)
Freddie Mac Gold Pool (Continued)
J1-4785, 4.000%, 03/01/2026	$566,984	$602,483
G1-4120, 4.000%, 04/01/2026	1,465,614	1,557,377
G1-4159, 4.000%, 06/01/2026	948,975	1,008,094
G1-4204, 4.500%, 06/01/2026	1,068,334	1,138,562
G3-0293, 5.000%, 07/01/2026	420,652	457,243
D9-7050, 6.000%, 08/01/2026	11,751	12,834
C9-0989, 6.000%, 09/01/2026	94,643	103,363
C9-1075, 6.000%, 08/01/2027	374,615	408,196
D9-7472, 5.500%, 12/01/2027	130,555	141,565
G0-2455, 5.500%, 10/01/2030	275,597	298,666
G0-1584, 5.000%, 08/01/2033	476,202	515,839
C0-1649, 5.500%, 10/01/2033	998,260	1,085,251
A2-3148, 5.500%, 06/01/2034	1,380,004	1,498,537
G0-5168, 5.000%, 12/01/2034	97,813	105,955
A3-3044, 5.000%, 01/01/2035	80,930	87,161
G0-1818, 5.000%, 05/01/2035	827,765	891,492
G0-1882, 5.000%, 08/01/2035	792,197	853,185
G0-4913, 5.000%, 03/01/2038	472,130	507,150
H0-9207, 6.500%, 08/01/2038	1,388,381	1,545,596
		44,597,518
Freddie Mac REMICS – 20.91%
2113, 6.000%, 01/15/2014	14,610	14,923
2791, 5.000%, 05/15/2015	23,399	24,444
2828, 5.500%, 06/15/2015	87,552	91,555
2843, 5.500%, 07/15/2015	62,583	64,597
2344, 6.000%, 08/15/2016	298,567	316,879
2354, 5.750%, 09/15/2016	274,419	291,752
2368B, 6.000%, 10/15/2016	39,795	42,114
2381, 5.500%, 11/15/2016	807,729	855,214
3088, 5.500%, 11/15/2016	1,055,232	1,061,563
2718, 4.500%, 06/15/2017	10,983	11,031
2619, 4.500%, 06/15/2017	19,094	19,175
2458, 5.500%, 06/15/2017	126,786	134,231
2670, 5.000%, 07/15/2017	14,335	14,333
2636, 5.500%, 07/15/2017	57,724	58,321
3204, 5.000%, 08/15/2017	573,249	611,555
2767, 4.000%, 09/15/2017	18,656	18,664
2503-BH, 5.500%, 09/15/2017	47,438	50,839
2503-TG, 5.500%, 09/15/2017	97,835	104,923
2513-DB, 5.000%, 10/15/2017	58,705	62,646
2510, 5.000%, 10/15/2017	127,555	136,875
2513-JE, 5.000%, 10/15/2017	234,361	250,177
2508, 5.000%, 10/15/2017	235,487	252,959
2515, 5.000%, 10/15/2017	431,339	460,528
2509, 5.000%, 10/15/2017	41,946	44,780
2564, 5.500%, 10/15/2017	74,589	80,024

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2012 (Unaudited)

	Principal
	Amount	Value

Mortgage Backed Securities – 97.56% (Continued)
Freddie Mac REMICS (Continued)
2627, 3.000%, 11/15/2017	$137,769	$139,190
2595, 4.000%, 12/15/2017	315,533	321,117
2543, 5.000%, 12/15/2017	96,197	102,896
2555, 4.250%, 01/15/2018	44,428	46,647
2786, 4.500%, 01/15/2018	51,196	51,609
2564, 5.000%, 02/15/2018	316,667	339,025
2575, 5.000%, 02/15/2018	200,000	214,705
2629, 4.000%, 03/15/2018	217,163	223,404
2795, 5.000%, 03/15/2018	19,776	19,774
2613, 3.250%, 05/15/2018	55,421	55,591
2617, 4.500%, 05/15/2018	887,754	938,927
2627, 4.500%, 06/15/2018	45,000	47,796
2631, 4.500%, 06/15/2018	183,554	194,696
2663, 5.000%, 08/15/2018	1,890,619	2,029,424
2958, 4.500%, 09/15/2018	7,707	7,706
2686, 3.500%, 10/15/2018	500,000	526,415
2695, 4.000%, 10/15/2018	454,953	480,119
2696, 4.000%, 10/15/2018	226,086	237,960
2685, 4.000%, 10/15/2018	922,196	971,727
2735, 4.000%, 01/15/2019	1,002,316	1,056,696
2927, 4.500%, 01/15/2019	15,437	15,456
2926, 4.500%, 01/15/2019	13,859	13,977
2899, 4.500%, 03/15/2019	158,101	161,643
2786, 4.000%, 04/15/2019	594,097	632,933
2773, 4.000%, 04/15/2019	820,000	879,275
2790, 5.000%, 05/15/2019	184,415	198,225
2934, 0.000%, 02/15/2020 (b)	230,620	222,954
3037, 4.500%, 02/15/2020	55,985	57,484
2958, 4.500%, 04/15/2020	930,000	996,412
3010, 4.500%, 07/15/2020	850,000	933,783
3033, 4.500%, 09/15/2020	294,290	314,268
3621, 5.000%, 01/15/2021	285,042	305,895
3296, 5.000%, 02/15/2021	49,464	50,237
3455, 4.500%, 10/15/2021	50,524	51,038
2666, 5.500%, 01/15/2022	27,534	27,893
3288, 4.500%, 03/15/2022	985,000	1,073,540
3676, 3.000%, 04/15/2022	7,247	7,259
2558, 4.500%, 06/15/2022	35,447	35,859
2558, 4.500%, 06/15/2022	81,513	82,488
2561, 5.500%, 06/15/2022	173,533	175,972
3484, 5.000%, 09/15/2022	85,660	89,041
2522, 5.500%, 11/15/2022	1,327,192	1,466,705
2710, 4.750%, 12/15/2022	146,663	149,462
3004, 4.500%, 01/15/2023	56,841	57,476
2937, 4.500%, 06/15/2023	99,973	100,747
2649, 3.500%, 07/15/2023	64,692	69,034

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2012 (Unaudited)

	Principal
	Amount	Value

Mortgage Backed Securities – 97.56% (Continued)
Freddie Mac REMICS (Continued)
2676, 5.000%, 09/15/2023	$971,274	$1,066,595
2720, 5.000%, 12/15/2023	41,654	45,672
2746, 5.000%, 02/15/2024	855,799	947,499
2783, 5.000%, 04/15/2024	641,789	710,855
2929, 5.000%, 07/15/2024	1,447,000	1,504,688
2824, 5.000%, 07/15/2024	31,147	34,499
3007, 5.500%, 07/15/2024	107,417	112,021
2835, 5.500%, 08/15/2024	99,566	109,835
3113, 4.500%, 09/15/2024	266,741	269,460
2892, 5.000%, 11/15/2024	868,523	953,989
2938, 5.000%, 02/15/2025	1,211,554	1,343,815
3784, 4.000%, 01/15/2026	240,273	253,724
3178, 6.000%, 09/15/2028	161,282	168,806
3737, 5.000%, 10/15/2030	1,727,018	1,902,579
2864, 5.500%, 01/15/2031	71,603	72,921
2549, 5.500%, 06/15/2031	9,395	9,416
2344, 6.500%, 08/15/2031	84,285	92,997
3113, 5.000%, 10/15/2031	12,069	12,082
2922, 5.500%, 01/15/2032	8,141	8,246
2631, 5.000%, 02/15/2032	282,724	285,861
2597, 5.000%, 03/15/2032	1,710	1,712
2755, 0.657%, 04/15/2032 (a)	13,449	13,457
2690, 5.000%, 04/15/2032	716,660	742,090
3515, 4.000%, 05/15/2032	107,742	108,549
2600, 5.500%, 06/15/2032	60,945	62,880
2682, 4.500%, 07/15/2032	816,470	847,172
2968, 6.000%, 09/15/2032	153,944	158,533
3241, 5.500%, 07/15/2034	135,177	135,828
3423, 0.708%, 06/15/2036 (a)	295,280	297,108
3811, 5.000%, 09/15/2040	1,864,334	2,003,011
		35,524,482
Ginnie Mae I Pool – 1.51%
781567X, 5.000%, 02/15/2018	49,536	53,226
781731X, 4.500%, 11/15/2018	395,914	423,254
782098X, 6.000%, 01/15/2020	337,476	360,387
781919X, 5.000%, 05/15/2020	776,523	841,671
782039X, 5.500%, 11/15/2020	288,659	311,227
782232X, 5.000%, 07/15/2021	538,522	583,392
		2,573,157
Ginne Mae II Pool – 0.90%
004759M, 4.000%, 08/20/2025	1,433,644	1,534,142

Government National Mortgage Association – 3.07%
1998-21, 6.500%, 09/20/2028	93,509	103,937
2009-58, 4.000%, 11/16/2031	111,383	114,654
2005-51, 4.500%, 07/20/2035	197,181	200,361
2007-49, 0.000%, 12/20/2035 (b)	268,948	266,632

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2012 (Unaudited)

	Principal
	Amount	Value
Mortgage Backed Securities – 97.56% (Continued)
Government National Mortgage Association (Continued)
2009-104, 4.250%, 7/20/2036	$562,882	$585,027
2008-55, 5.000%, 07/20/2037	267,033	277,636
2011-40, 2.500%, 06/20/2038	494,854	504,558
2009-15, 4.250%, 12/20/2038	757,813	810,420
2011-30, 2.500%, 01/20/2039	1,212,713	1,249,779
2009-101, 4.000%, 08/20/2039	408,880	455,197
2009-109, 4.500%, 09/16/2039	588,586	639,018
		5,207,219
TOTAL MORTGAGE BACKED SECURITIES (Cost $162,918,794)		165,709,850

	Shares
SHORT-TERM INVESTMENTS – 2.50%
First American US Treasury Money Market Fund,
0.000% (a)	4,239,707	4,239,707
TOTAL SHORT-TERM INVESTMENTS (Cost $4,239,707)		4,239,707

Total Investments (Cost $167,158,501) – 100.06%		169,949,557
Other Assets in Excess of Liabilities – (0.06)%		(102,371)
TOTAL NET ASSETS – 100.00%		$169,847,186

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at November 30, 2012.
(b)	Represents a principal-only security that entitles holders to receive only principal payments on the underlying mortgages.

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Statement of Assets and Liabilities

November 30, 2012 (Unaudited)

ASSETS
Investments, at value (cost $167,158,501)	$169,949,557
Receivable for investments sold	126,748
Cash	128,913
Dividends and interest receivable	664,208
Receivable for Fund shares sold	424,950
Other assets	25,716
TOTAL ASSETS	171,320,092

LIABILITIES
Payable for investments purchased	1,342,099
Payable to affiliates	68,263
Payable for distribution fees	1,816
Payable to Adviser	41,332
Accrued expenses and other liabilities	19,396
TOTAL LIABILITIES	1,472,906

NET ASSETS	$169,847,186

Net Assets Consist Of:
Paid-in capital	$169,404,806
Accumulated undistributed net investment income	477,105
Accumulated net realized loss from investments	(2,825,781)
Net unrealized appreciation on investments	2,791,056
Net Assets	$169,847,186

Institutional Class Shares
Net assets	165,793,298
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	16,281,375
Net asset value, offering price and redemption price per share	$10.18

Retail Class Shares
Net assets	4,053,888
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	404,345
Net asset value, offering price and redemption price per share	$10.03

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Statement of Operations

For the Six Months Ended November 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest income	$1,409,999
TOTAL INVESTMENT INCOME	1,409,999

EXPENSES
Advisory fees	233,376
Administration and accounting fees	70,921
Pricing expenses	37,566
Federal and state registration fees	25,929
Transfer agent fees and expenses	23,244
Custody fees	13,659
Audit and tax fees	8,904
Chief Compliance Officer fees and expenses	6,039
Legal fees	5,724
Trustees’ fees and related expenses	2,793
Reports to shareholders	2,382
Distribution fees – Retail Class	1,814
Other expenses	6,725
TOTAL EXPENSES	439,076

NET INVESTMENT INCOME	970,923

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investments	(1,331,468)
Change in net unrealized appreciation on investments	886,189
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(445,279)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$525,644

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Statement of Changes in Net Assets

	Six Months Ended
	November 30, 2012	Period Ended
	(Unaudited)	May 31, 2012(1)
FROM OPERATIONS
Net investment gain (loss)	$970,923	$(367,728)
Net realized gain (loss) from investments	(1,331,468)	358,088
Change in net unrealized appreciation on investments	886,189	1,904,867
Net increase in net assets from operations	525,644	1,895,227

FROM DISTRIBUTIONS
Net investment income – Institutional Class	(876,727)	(1,099,854)
Net investment income – Retail Class	(1,906)	(4)
Net decrease in net assets resulting from distributions paid	(878,633)	(1,099,858)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	98,307,421	130,328,892
Proceeds from shares sold – Retail Class	4,061,000	1,070
Proceeds from shares issued from transfers in-kind – Institutional Class(2)	1,468,697	72,485,478
Shares issued in reinvestment of distributions – Institutional Class	721,775	1,074,847
Shares issued in reinvestment of distributions – Retail Class	1,906	4
Payments for shares redeemed – Institutional Class	(77,984,191)	(61,061,968)
Payments for shares redeemed – Retail Class	(55)	(70)
Net increase in net assets from capital share transactions	26,576,553	142,828,253

TOTAL INCREASE IN NET ASSETS	26,223,564	143,623,622

NET ASSETS:
Beginning of period	143,623,622	—
End of period	$169,847,186	$143,623,622

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$477,105	$384,815

(1)	The Institutional class shares commenced operations on June 30, 2011 and the Retail class shares commenced operations on December 30, 2011.
(2)	See Note 8 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund – Institutional Share Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	November 30, 2012	Period Ended
	(Unaudited)	May 31, 2012(1)
Net Asset Value, Beginning of Period	$10.20	$10.00

Income (loss) from investment operations:
Net investment income (loss)(2)(3)	0.06	(0.04)
Net realized and unrealized gain (loss) on investments	(0.02)	0.33
Total from investment operations	0.04	0.29

Less distributions paid:
From net investment income	(0.06)	(0.09)
Total distributions paid	(0.06)	(0.09)

Net Asset Value, End of Period	$10.18	$10.20

Total Return(4)	0.37%	2.90%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$165,793	$143,623

Ratio of expenses to average net assets(5)	0.56%	0.63%

Ratio of net investment income (loss) to average net assets(5)	1.25%	(0.39)%

Portfolio turnover rate(4)	42.85%	87.78%

(1)	The Institutional share class commenced operations on June 30, 2011.
(2)	Per share net investment income (loss) has been calculated using the daily average shares outstanding method.
(3)	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund – Retail Share Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	November 30, 2012	Period Ended
	(Unaudited)	May 31, 2012(1)
Net Asset Value, Beginning of Period	$10.05	$10.00

Income (loss) from investment operations:
Net investment income (loss)(2)(3)	0.04	(0.03)
Net realized and unrealized gain (loss) on investments	(0.02)	0.11
Total from investment operations	0.02	0.08

Less distributions paid:
From net investment income	(0.04)	(0.03)
Total distributions paid	(0.04)	(0.03)

Net Asset Value, End of Period	$10.03	$10.05

Total Return(4)	0.27%	0.85%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$4,054	$1

Ratio of expenses to average net assets(5)	0.81%	0.88%

Ratio of net investment income (loss) to average net assets(5)	0.86%	(0.74)%

Portfolio turnover rate(4)	42.85%	87.78%

(1)	The Retail share class commenced operations on December 30, 2011.
(2)	Per share net investment income (loss) has been calculated using the daily average shares outstanding method.
(3)	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Notes to Financial Statements
November 30, 2012 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is to achieve a high and stable rate of return, when and as opportunities are available in the context of preserving capital in adverse markets.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  The Fund currently offers two classes of shares, the Institutional Class and the Retail Class.  The Retail Class shares are subject to a 0.25% distribution fee.  Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single class of shares.  The Fund’s registration statement became effective on June 22, 2011.  The Institutional share class commenced operations on June 30, 2011.  The Retail share class commenced operations on December 30, 2011.  Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by M.D. Sass Investors Services, Inc. (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Notes to Financial Statements (Continued)
November 30, 2012 (Unaudited)

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage-Backed Securities	$—	$165,709,850	$—	$165,709,850
Total Equity	—	165,709,850	—	165,709,850
Short-Term Investments	4,239,707	—	—	4,239,707
Total Investments in Securities	$4,239,707	$165,709,850	$—	$169,949,557

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.  During the period, there were no transfers between levels for the Fund.  It is the Fund’s policy to record transfers between levels as of the end of the reporting period.  The Fund did not hold financial derivative instruments during the period.

(b)Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the period ended May 31, 2012, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. federal tax authorities for the tax periods since the commencement of operations.

(c)Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Notes to Financial Statements (Continued)
November 30, 2012 (Unaudited)

the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

(d)Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(e)Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

(f)Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of the Retail class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust or by other equitable means.

(g)Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds.  Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method.

(3)	Federal Tax Matters

The tax character of distributions paid during the period ended May 31, 2012 was as follows:

Ordinary Income	Long-Term Capital Gain
$1,099,858	$—

As of May 31, 2012, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$149,099,059
Gross tax unrealized appreciation	1,978,817
Gross tax unrealized depreciation	(73,950)
Net tax unrealized appreciation	1,904,867
Undistributed ordinary income	384,815
Undistributed long-term capital gain	—
Total distributable earnings	384,815
Other accumulated losses	(1,494,313)
Total accumulated earnings	$795,369

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Notes to Financial Statements (Continued)
November 30, 2012 (Unaudited)

At May 31, 2012, the Fund had short-term capital loss carryovers of $334,539, which will be carried forward indefinitely to offset future realized capital gains.  To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryovers.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended May 31, 2012, the following reclassifications were made for permanent tax adjustments:

Undistributed Net Investment Income (Loss)	$1,852,401
Accumulated Net Realized Gain (Loss)	$(1,852,401)

At May 31, 2012, the Fund deferred, on a tax basis, post-October losses of $1,159,774.

On June 29, 2012, the Fund declared and paid a distribution from ordinary income of $555,158 and $3 to the Institutional and Retail Class, respectively, to shareholders of record on June 28, 2012.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.30% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through June 29, 2014, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses (excluding any taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends on short positions and interest and broker expenses, acquired fund fees and expenses or extraordinary expenses) do not exceed 0.70% and 0.95% (the “Expense Limitation Cap”) of the Fund’s average daily net assets of the Institutional and Retail share classes, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of the waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.  There were no such waivers during the period ended November 30, 2012.

(5)	Distribution Plan

The Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Retail class shares for services to prospective Fund shareholders and distribution of Fund shares.  During the period ended November 30, 2012, the Fund accrued expenses of $1,814 pursuant to the 12b-1 Plan.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator and Fund Accountant under an Administration Agreement. The Administrator performs various administrative and accounting services including preparing various federal and state regulatory filings, reports and returns for the Fund; preparing reports and materials to be supplied to the Trustees; monitoring the activities of the Fund’s custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the six months ended November 30, 2012, the Fund incurred $108,487 in administration and accounting fees.  At November 30, 2012, the Administrator and Fund Accountant were owed fees of $53,056.

USBFS also serves as the transfer agent to the Fund. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended November 30, 2012, the Fund incurred $23,244, and $13,659 in transfer agency and custody fees, respectively.  At November 30, 2012, fees of $8,899, and $3,258 were owed for transfer agency and custody fees, respectively.

The Fund has a line of credit with U.S. Bank (see footnote 10).

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of USBFS and US Bank.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Notes to Financial Statements (Continued)
November 30, 2012 (Unaudited)

Certain officers of the Fund are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and US Bank.  This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the six months ended November 30, 2012, the Fund was allocated $6,039 of the Trust’s Chief Compliance Officer fee.  At November 30, 2012, fees of $3,050 were owed by the Fund to the Chief Compliance Officer.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Institutional Class
	Six Months Ended	Period Ended
	November 30, 2012	May 31, 2012(1)
Shares sold	9,638,324	12,509,409
Shares issued from transfer in-kind	143,568	7,153,309
Shares reinvested	70,919	105,758
Shares redeemed	(7,649,259)	(5,990,652)
Net increase	2,203,552	14,077,824

(1)	The Institutional Class shares commenced operations June 30, 2011.

Retail Class
	Six Months Ended	Period Ended
	November 30, 2012	May 31, 2012(1)
Shares sold	404,060	107
Shares reinvested	190	—	(2)
Shares redeemed	(6)	(7)
Net increase	404,244	100

(1)	The Retail Class shares commenced operations December 30, 2011.
(2)	Amount is less than one share.

(8)	Investment Transactions

The aggregate purchases and sales of U.S. government securities, excluding short-term investments and amounts transferred in-kind noted below, for the Fund for the six months ended November 30, 2012, were $88,762,456 and $64,027,026, respectively.

During the six months ended November 30, 2012, the Fund accepted, in accordance with the Rule 17a-7 procedures adopted by the Trust, cash and cash equivalents and securities eligible for investment by the Fund as consideration for Fund shares issued (“Transfer In-Kind”) at a fair value of $1,468,697.

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  At November 30, 2012 National Financial Services, LLC and Pershing LLC held 26.13% and 73.84%, respectively, of the outstanding shares of the Retail Class.

(10)	Line of Credit

At November 30, 2012, the Fund had a line of credit in the amount of $15,000,000, which matures on August 15, 2013.  This unsecured line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  Interest will be accrued at the prime rate.  The credit facility is with the Fund’s custodian, U.S. Bank, N.A.  During the six months ended November 30, 2012, the Fund borrowed on the line of credit on one day, with an average borrowing and interest rate on that day of $3,673,000 and 3.25%, respectively.  Interest expense of $332 incurred during the six month period is included within other expenses on the Statement of Operations.  The June 18, 2012 balance of $3,673,000 was the maximum amount of borrowing during the six months ended November 30, 2012.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 30, 2012 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund (the “Fund”), a series of the Trust, and M.D. Sass Investors Services, Inc., the Fund’s investment adviser (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its Code of Ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2013.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted by the Adviser’s staff to the Fund’s operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Hugh R. Lamle, Dominic Bruno, Nancy Persoons, Fred Sung and Lipkee Lu, the Fund’s portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees noted that Jerry Miller ceased to be a co-portfolio manager of the Fund effective as of May 25, 2012.  The Trustees reviewed the structure of the Adviser’s compliance program and the Adviser’s marketing activities and goals and its continuing commitment to the growth of Fund assets.  The Trustees noted that during the course of the prior year they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the trading capability of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees discussed the performance of the Fund’s Institutional Class shares for the year-to-date and one-year periods ended July 31, 2012.  In assessing the quality of the portfolio management services provided by the Adviser, the Trustees also compared the short-term and long-term performance of the Fund on both an absolute basis and in comparison to a benchmark index, the Bank of America/Merrill Lynch 1-3 Year U.S. Treasury Index, and in comparison to a peer group of U.S. open-end short government funds as constructed by data presented by Morningstar, Inc. (the “Morningstar Peer Group”).  The Trustees also reviewed information on the historical performance of the Adviser’s separately-managed accounts that are similar to the Fund in terms of investment strategy.

The Trustees noted that for the year-to-date and one-year periods ended July 31, 2012, the Fund’s performance for Institutional Class shares ranked above the Morningstar Peer Group averages, falling within the second quartile for each

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

period.  The Trustees also noted that for the year-to-date period ended May 31, 2012, the Fund’s Institutional Class shares had outperformed the Bank of America/Merrill Lynch 1-3 Year U.S. Treasury Index.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees also considered the cost structure of the Fund relative to the Morningstar Peer Group.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement, as well as the Fund’s brokerage commissions, noting that the Adviser makes no effort to seek soft dollar arrangements.  These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the August 30, 2012 meeting, as well as the presentations made by the Adviser over the course of the year.

The Trustees noted that the Fund’s contractual management fee of 0.30% fell between the first and second quartiles and was below its Morningstar Peer Group average of 0.44%, which fell between the second and third quartiles.  The Trustees noted that the Fund was operating below its expense cap of 0.70% for Institutional Class shares.  The Trustees observed that the Fund’s total expense ratio of 0.63% for Institutional Class shares fell between the first and second quartiles and was below the Morningstar Peer Group average of 0.67%, which fell within the second quartile.  The Trustees then compared the fees paid by the Fund to the fees paid by separately-managed accounts of the Adviser with similar investment strategies and noted that these fees were similar.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees further concluded that the Adviser’s profit from sponsoring the Fund had not been, and currently was not, excessive and that the Adviser maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business.

4.EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level.

5.BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets appear to be reasonable, and in many cases may benefit the Fund through growth in assets.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement as being in the best interests of the Fund and its shareholders.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Additional Information
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees.  Information pertaining to the Trustees of the Trust is set forth below.  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-855-MDS-FUND (1-855-637-3863).

Independent Trustees
Number of
		Term of		Portfolios	Other Directorships
	Position(s)	Office and		in Trust	Held by Trustee
Name,	Held with	Length of	Principal Occupation(s)	Overseen	During the
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Past Five Years

Dr. Michael D. Akers	Trustee	Indefinite	Professor and Chair,	26	Independent Trustee,
615 E. Michigan St.		Term; Since	Department of Accounting,		USA MUTUALS (an
Milwaukee, WI 53202		August 22,	Marquette University (2004–present).		open-end investment
Age: 57		2001			company with two
portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest Airlines, Inc.	26	Independent Trustee,
615 E. Michigan St.		Term; Since	(airline company) (1986–present).		USA MUTUALS (an
Milwaukee, WI 53202		August 22,			open-end investment
Age: 56		2001			company with two
portfolios).

Jonas B. Siegel	Trustee	Indefinite	Retired; Managing Director, Chief	26	Independent Trustee,
615 E. Michigan St.		Term; Since	Administrative Officer (“CAO”) and		Gottex Multi-Asset
Milwaukee, WI 53202		October 23,	Chief Compliance Officer (“CCO”),		Endowment Fund
Age: 69		2009	Granite Capital International Group,		complex (three closed-
			L.P. (an investment management firm)		end investment
			(1994–2011); Vice President,		companies);
			Secretary, Treasurer and CCO of		Independent Trustee,
			Granum Series Trust (an open-end		Gottex Multi-
			investment company) (1997–2007);		Alternatives
			President, CAO and CCO, Granum		Fund complex
			Securities, LLC (a broker-dealer)		(three closed-end
			(1997–2007).		investment companies);
Independent Manager,
Ramius IDF, LLC,
(two closed- end
investment companies).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice President, U.S.	26	Trustee, Buffalo Funds
615 E. Michigan St.	President	Term; Since	Bancorp Fund Services, LLC		(an open- end
Milwaukee, WI 53202	and	August 22,	(1994–present).		investment company
Age: 50	Trustee	2001			with ten portfolios);
Trustee, USA
MUTUALS (an open-
end investment
company with two
portfolios).

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of		Portfolios	Other Directorships
	Position(s)	Office and		in Trust	Held by Trustee
Name,	Held with	Length of	Principal Occupation(s)	Overseen	During the
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Past Five Years

John Buckel	Vice	Indefinite	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	President,	Term; Since	U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202	Treasurer	January 10,	(2004–present).
Age: 55	and	2008 (Vice
	Principal	President);
	Accounting	Since
	Officer	September 10,
2008
(Treasurer)

Robert M. Slotky	Vice	Indefinite	Senior Vice President, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Fund Services, LLC (2001–present).
Milwaukee, WI 53202	Chief	January 26,
Age: 65	Compliance	2011
Officer and
Anti-Money
Laundering
Officer
Secretary

Rachel A. Spearo		Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund Services,
Milwaukee, WI 53202		November 15,	LLC (2004–present).
Age: 32		2005

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund Administrator, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202		January 10,	(2002–present).
Age: 38		2008

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund Administrator, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202		July 21,	(2008–present).
Age: 30		2011

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies.  A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-855-MDS-FUND (1-855-637-3863).  A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 will be available without charge, upon request, by calling, toll free, 1-855-MDS-FUND (1-855-637-3863), or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-MDS-FUND (1-855-637-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

M.D. SASS 1-3 YEAR DURATION U.S. AGENCY BOND FUND

Investment Adviser	M.D. Sass Investors Services, Inc.
1185 Avenue of the Americas
18th Floor
New York, New York 10036

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Trust for Professional Managers

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date February 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date February 7, 2013

By (Signature and Title)*    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date February 7, 2013

* Print the name and title of each signing officer under his or her signature.